Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 9,116
2014	8,623
2015	7,339
2016	7,247
2017 and thereafter	$ 17,689